Note 13 - Subsequent Events (Details Textual) - Senior Secured Convertible Promissory Note [Member] - USD ($)		4 Months Ended	12 Months Ended
	Mar. 07, 2024	Sep. 30, 2024	Dec. 31, 2023	Nov. 02, 2024	Jan. 08, 2024	Sep. 30, 2023	Jul. 18, 2023	Apr. 02, 2023	Dec. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage		25.00%	25.00%			25.00%	25.00%	25.00%	25.00%
Debt Instrument, Face Amount		$ 17,200,000	$ 28,000,000
Debt Instrument, Term (Month)		1 year	1 year
Debt Instrument, Interest Rate, Maximum Default Percentage			27.00%
Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage	25.00%			25.00%	25.00%
Debt Instrument, Face Amount	$ 2,000,000
Debt Instrument, Term (Month)	365 days
Debt Instrument, Interest Rate, Maximum Default Percentage	27.00%